Net fee and commission income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Fee and commission income [abstract]
Revenue from contracts with customers	£ 7,274
Other non-contract fee income	118
Fee and commission income	7,392	£ 7,424	£ 7,215
Fee and commission expense	(1,785)	(1,726)	(1,626)
Net fee and commission income	5,607	£ 5,698	£ 5,589
Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,614
Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	850
Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,073
Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,462
Fee and commission expense	(25)
Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	275
Operating segments [member] | Corporate and investment bank [member]
Fee and commission income [abstract]
Revenue from contracts with customers	4,626
Other non-contract fee income	114
Fee and commission income	4,740
Fee and commission expense	(657)
Net fee and commission income	4,083
Operating segments [member] | Corporate and investment bank [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers	366
Operating segments [member] | Corporate and investment bank [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	772
Operating segments [member] | Corporate and investment bank [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	1,002
Operating segments [member] | Corporate and investment bank [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,462
Operating segments [member] | Corporate and investment bank [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	24
Operating segments [member] | Consumer, cards and payments [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,619
Other non-contract fee income	4
Fee and commission income	2,623
Fee and commission expense	(1,128)
Net fee and commission income	1,495
Operating segments [member] | Consumer, cards and payments [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers	2,248
Operating segments [member] | Consumer, cards and payments [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	78
Operating segments [member] | Consumer, cards and payments [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	71
Operating segments [member] | Consumer, cards and payments [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0
Operating segments [member] | Consumer, cards and payments [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	222
Head Office [member]
Fee and commission income [abstract]
Revenue from contracts with customers	29
Other non-contract fee income	0
Fee and commission income	29
Fee and commission expense	0
Net fee and commission income	29
Head Office [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0
Head Office [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0
Head Office [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0
Head Office [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers	0
Head Office [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers	£ 29

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.